Tax matters - Schedule of changes in deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	€ 19,440	€ 19,246	€ 22,758
(Charge)/Credit to income	273	(209)	(1,016)
Foreign currency balance translation differences and other items	376	193	(2,465)
(Charge)/Credit to asset and liability valuation adjustments	697	209	38
Acquisition for the year (net)	1	1	(69)
Deferred tax assets at end of period	20,787	19,440	19,246
Deferred tax liabilities at beginning of period	(6,462)	(5,933)	(6,522)
(Charge)/Credit to income	(487)	(886)	(402)
Foreign currency balance translation differences and other items	(149)	(170)	851
(Charge)/Credit to asset and liability valuation adjustments	684	528	156
Acquisition for the year (net)	(14)	(1)	(16)
Deferred tax liabilities at end of period	(6,428)	(6,462)	(5,933)
Deferred tax liability (asset) at beginning of period	12,978	13,313	16,236
(Charge)/Credit to income	(214)	(1,095)	(1,418)
Foreign currency balance translation differences and other items	227	23	(1,614)
(Charge)/Credit to asset and liability valuation adjustments	1,381	737	194
Acquisition for the year (net)	(13)	0	(85)
Deferred tax liability (asset) at end of period	14,359	12,978	13,313
Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	10,473	10,721
Deferred tax assets at end of period	10,660	10,473	10,721
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	1,250	1,093	3,427
(Charge)/Credit to income	211	129	(2,065)
Foreign currency balance translation differences and other items	317	28	(266)
(Charge)/Credit to asset and liability valuation adjustments	0	0	0
Acquisition for the year (net)	0	0	(3)
Deferred tax assets at end of period	1,778	1,250	1,093
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	18,190	18,153	19,331
(Charge)/Credit to income	62	(338)	1,049
Foreign currency balance translation differences and other items	59	165	(2,199)
(Charge)/Credit to asset and liability valuation adjustments	697	209	38
Acquisition for the year (net)	1	1	(66)
Deferred tax assets at end of period	19,009	18,190	18,153
Deferred tax liabilities at beginning of period	(6,462)	(5,933)	(6,522)
(Charge)/Credit to income	(487)	(886)	(402)
Foreign currency balance translation differences and other items	(149)	(170)	851
(Charge)/Credit to asset and liability valuation adjustments	684	528	156
Acquisition for the year (net)	(14)	(1)	(16)
Deferred tax liabilities at end of period	(6,428)	(6,462)	(5,933)
Temporary differences | Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	10,473	10,721	11,233
(Charge)/Credit to income	507	(273)	613
Foreign currency balance translation differences and other items	(320)	25	(1,125)
(Charge)/Credit to asset and liability valuation adjustments	0	0	0
Acquisition for the year (net)	0	0	0
Deferred tax assets at end of period	€ 10,660	€ 10,473	€ 10,721